Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2015
Registrant Name	BNY MELLON FUNDS TRUST
Central Index Key	0001111565
Amendment Flag	false
Document Creation Date	May 27, 2016
Document Effective Date	May 31, 2016
Prospectus Date	May 31, 2016
BNY Mellon Income Stock Fund | Class Y
Prospectus:
Trading Symbol	BMIYX
BNY Mellon Income Stock Fund | Class A
Prospectus:
Trading Symbol	BMIAX
BNY Mellon Income Stock Fund | Class C
Prospectus:
Trading Symbol	BMISX
BNY Mellon Income Stock Fund | Class I
Prospectus:
Trading Symbol	BMIIX